RENTAL INCOME (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2020 CNY (¥)
RENTAL INCOME
Rental income	¥ 10,603	$ 1,493	¥ 10,603	¥ 7,643